Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WCM Alternatives: Event-Driven Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund’s investment objective is to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses table above or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then either redeem all of your shares at the end of those periods or do not redeem your shares.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Only the first year of each period in the example takes into account the fee waiver described above.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily employs investment strategies designed to capture price movements generated by specific events, including, but not limited to, securities of companies involved in mergers, acquisitions, asset sales or other divestitures, restructurings, refinancings, recapitalizations, reorganizations or other special situations (referred to as “event-driven opportunities”). Among the investment strategies the Adviser may use on behalf of the Fund are the following:

·   Merger-Arbitrage Strategy: The Fund may purchase the securities of companies that are involved in publicly announced mergers, takeovers and other corporate reorganizations, and use one or more arbitrage strategies in connection with the purchase.  Although a variety of strategies may be employed depending upon the nature of the reorganizations, the most common merger-arbitrage strategy involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition.  The size of this discount, known as the arbitrage “spread,” generally determines the Fund’s potential profit on any given investment.  In conjunction with investment in a target company, the Fund may employ a variety of hedging strategies to protect against issuer-related risk, including selling short the securities of the company that proposes to acquire the target company and/or the purchase and sale of put and call options.  The merger-arbitrage strategy is designed to provide positive performance if the Adviser successfully evaluates the outcome of the event-driven opportunity notwithstanding the performance of the overall market because the Adviser seeks to profit from the “spread” described above upon the completion of a merger, takeover or other reorganization rather than the performance of the market overall or any one issuer.

·   Special Situations Strategy: The Fund may invest in the securities of issuers based upon the expectation of the Adviser that the price of such securities may change in the short term due to a special situation, such as a stock buy-back, spinoffs and split-offs, credit rating upgrade, the outcome of litigation or other dispute, a positive earnings report, legislative or regulatory changes or other catalyst-driven event. The Fund may seek to profit from special situations by employing one or more arbitrage sub-strategies, including, but not limited to, capital structure arbitrage and convertible arbitrage, or the Fund may seek to use such strategies independently.

·   Capital Structure Arbitrage: Capital structure arbitrage is an investment strategy that seeks to profit from relative pricing discrepancies between related securities, such as securities of different classes issued by the same issuer.  For example, when the Adviser believes that unsecured securities are overvalued in relation to senior secured securities of the same issuer, the Fund may purchase senior secured securities of the issuer and take a short position in the unsecured securities of the same issuer. In this example, the trade may be profitable if credit quality spreads widen or if the issuer went bankrupt and the recovery rate for the senior debt was higher than the expectations implicit in the prices of the securities at the time the Fund established its positions. Another example might involve the Fund purchasing one class of common stock while selling short a different class of common stock of the same issuer.

·   Convertible Arbitrage: Convertible arbitrage is a strategy that seeks to profit from mispricings between a firm’s convertible securities and the underlying equity securities. A common convertible arbitrage approach matches a long position in a convertible security with a short position in the underlying common stock when an investor believes the convertible security is undervalued relative to the value of the underlying equity security. In such a case, the investor may seek to sell short shares of the underlying common stock in order to hedge exposure to the issuer of the equity securities.  Convertible arbitrage positions may be designed to earn income from coupon or dividend payments on the investment in the convertible securities.

The Fund may also invest in other special situations, such as initial public offerings, in privately-placed securities of issuers, including those the Adviser expects to undertake an initial public offering, and other related liquidity events for current shareholders of an issuer.  The Fund may also invest in issuers to capture special dividends or other distributions.

·   Distressed/Restructuring: The Fund may invest in securities, including debt securities, of financially distressed companies and companies undergoing or expected to undergo bankruptcy or other insolvency proceeding.  The Fund may invest in corporate bonds, privately held loans and other securities or obligations of companies that are highly leveraged, experiencing financial difficulties or have filed for bankruptcy. The Fund may profit from its investments in such issuers if the issuer undergoes a successful restructuring or recapitalization, undertakes asset sales or participates in spin-off transactions.  The Fund may also purchase securities in anticipation of a company’s recovery or turnaround or the liquidation of all or some of the company’s assets.

·   Option Income Strategies: The Fund may sell, or “write,” call options on its portfolio securities.  The Fund may also write call options on one or more basket of stocks, such as the S&P 500 Index or an industry sub-group of the S&P 500 Index. The options written by the Fund are considered “covered” if the Fund owns the stocks or basket of stocks against which the options are written.  The Adviser may determine to purchase shares and sell call options on those shares at approximately the same time, although the sale of options on the Fund’s portfolio securities may occur at any time or not at all.  The Adviser may utilize the option writing strategy at any time, including in a relatively flat or declining market environment, to earn premium income. The Fund may sell call options on substantially all of its portfolio securities.

The Fund may utilize other options strategies, such as writing options on securities it does not currently own (known as “uncovered” options), buying or selling options when the Adviser believes they may be mispriced or may provide attractive opportunities to earn income, or engaging in risk-reversal transactions.  In a risk-reversal transaction, the Adviser may buy put options and sell call options against a long stock position.

Additional Event-Driven Strategies.  In addition to the above strategies, the Fund’s Adviser may invest in other investments or utilize other strategies consistent with its investment objective.  For example, the Fund may pursue other event-driven strategies, including investing in companies that may be subject to significant regulatory issues or changes or may be exploring strategic alternatives. The success of those strategies will depend upon, among other things, the Adviser’s skill in evaluating the likelihood of the various potential outcomes and the market’s reaction to those outcomes.

In implementing the Fund’s investment strategies, the Fund may invest in a wide variety of investments, such as equity securities of any kind, debt securities of any kind, including those that pay a fixed or floating rate of interest, warrants, convertible securities, master limited partnerships, derivative instruments of any kind, including options, futures, currency forwards and swaps.  Derivative instruments may be used for hedging purposes, as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage), or for the purpose of generating income. The Fund may also engage in forward commitments and reverse repurchase agreements. In pursuing the Fund’s investment objective and strategies, the Fund may invest in U.S. and foreign securities without limit. In addition, the Fund may lend its portfolio securities.

The Fund may purchase fixed and floating rate income investments of any credit quality or maturity, including corporate bonds, bank debt and preferred securities.  Certain of the debt securities in which the Fund invests may carry non-investment-grade ratings (rated BB+ or lower by S&P, or comparably rated by another nationally recognized statistical rating organization (NRSRO)), or may be unrated investments of comparable quality, commonly referred to as “high yield” or “junk” bonds. These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality investments. This strategy may be utilized by the Adviser to generate income, to diversify the Fund’s investments or for other investing purposes.

The Fund may enter into derivative transactions and other instruments of any kind for hedging purposes, duration or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.  For example, the Fund may write call options on its portfolio securities or a market index that is representative of its portfolio with the expectation of generating additional income.  The Adviser may seek to hedge the Fund’s portfolio against a decline in the value of its portfolio securities or a decline in the market generally by purchasing put options.  A put option gives the Fund the right to sell, or “put,” a fixed number of shares of stock at a fixed price within a given time frame in exchange for the payment of a premium.  The values of put options generally increase as stock prices decrease. The Fund also may use derivative transactions with the purpose or effect of creating investment leverage.

The Fund may invest in derivative instruments in any manner consistent with its investment strategies, including, for example, in the following situations: (i) the Fund may invest in futures contracts, options on futures contracts, or swap transactions as a substitute for a cash investment in an equity security, (ii) the Fund may invest in interest rate swaps, total return swaps, or futures contracts where the Adviser believes doing so is the most cost-efficient or liquid way to gain the desired investment exposure, (iii) the Fund may invest in options contracts, forward currency contracts, futures contracts and interest rate swaps to adjust the Fund’s investment or risk exposure, and (iv) the Fund may invest in futures transactions, option contracts and swap contracts, such as total return swaps and credit default swaps, to gain investment exposure beyond that which could be achieved by making only cash investments.

The Fund may invest in other investment companies, including ETFs.  Those investments may be made for the purpose of, among other things, gaining or hedging market exposure, hedging exposure to a particular industry, sector or component of an event-driven opportunity, or managing the Fund’s cash position. In addition, the Fund may invest in ETFs and other investment companies as part of an event-driven opportunity if such an investment is otherwise consistent with the Fund’s principal investment strategies.  For example, the Fund may take a position in a narrowly-based sector ETF as part of an investment thesis relating to how a regulatory event may affect companies operating in a particular sector or industry. The Fund may hold a significant portion of its assets in cash, money market investments, money market funds or other similar short-term investments for defensive purposes or to preserve the Fund’s ability to capitalize quickly on new market opportunities.  During periods when the Fund is so invested, its investment returns may be lower than if it were not so invested and the Fund may not achieve its investment objective. The Fund may also invest in special purpose acquisition companies, a form of investment company typically formed for the purpose of acquiring an operating business.

In making investments for the Fund, the Adviser is guided by the following general principles: before an initial position in an event-driven opportunity is established, a preliminary analysis is made of the expected event to determine the probability and timing of the event; in deciding whether or to what extent to invest, the Adviser evaluates, among other things, the credibility, strategic motivation and financial resources of the relevant participants, and the liquidity of the securities involved in the transaction; and the risk-reward characteristics of each event-driven opportunity are assessed on an ongoing basis, and the Fund’s holdings may be adjusted at any time.  The Adviser may sell securities at any time, including if the Adviser’s evaluation of the risk/reward ratio is no longer favorable, in order to take advantage of what the Adviser considers to be a better investment opportunity, when the Adviser believes the investment no longer represents a relatively attractive investment opportunity, or when the Adviser perceives deterioration in the credit fundamentals of the issuer.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer or a smaller number of issuers than a diversified fund.  The Fund normally expects to engage in active and frequent trading and expects to have a high rate of portfolio turnover (e.g., greater than 100% annually).

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance, including the following:

Call or Redemption Risk – If interest rates decline, issuers of debt securities may exercise redemption or call provisions.  This may force the Fund to reinvest redemption or call proceeds in securities with lower yields, which may reduce Fund performance.

Credit Risk – Issuers of debt securities may suffer from a reduced ability to repay their interest and principal obligations.  They may even default on interest and/or principal payments due to the Fund.  An increase in credit risk or a default will cause the value of the Fund’s fixed and floating rate income securities to decline.  Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

Derivatives Risk – Financial derivatives, such as options, swaps and futures contracts, may not produce the desired investment results because they are not perfect substitutes for the underlying securities, indices or currencies from which they are derived.  Derivatives may also create leverage which will amplify the effect of the performance of these instruments on the Fund and may produce significant losses.

Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period; and (7) the inability to close out certain positions to avoid losses, exposing the Fund to greater potential risk of loss.  In addition, the use of derivatives for non-hedging purposes is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Distressed Securities Risk – Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative.

Foreign Investing Risk – Investments in foreign countries may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the United States.  Such investments are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that may have the effect of decreasing the value of foreign securities.  Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.  A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies.

Hedging Transactions Risk – The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Hedging transactions involve the risk of imperfect correlation.  Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

Interest Rate Risk – In general, the price of a debt security falls when interest rates rise.  Debt securities have varying levels of sensitivity to changes in interest rates. The values of securities with longer maturities tend to be more sensitive to interest rate changes.

Leveraging Risk – If the Fund employs leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, as part of its principal investment strategies, the Fund’s shares could be expected to be more volatile and the use of leverage will cause any losses the Fund incurs to be greater than they otherwise would have been had the Fund not employed leverage.

Limited Operating History Risk – The fund has no operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which the Adviser believes represents current or fair market value.

Lower-Rated Securities Risk – Securities rated below investment-grade (and unrated securities of comparable credit quality), commonly referred to as “high-yield” or “junk” bonds, have speculative characteristics and generally have more credit risk than higher-rated securities. Companies issuing high-yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties.  Lower rated issuers are more likely to default and their securities could become worthless.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result or that its evaluation of the likelihood that a specific merger or reorganization will be completed as expected will prove correct.

Merger and Event-Driven Risk – Merger-arbitrage and event-driven investing involves the risk that the Adviser’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, will prove incorrect and that the Fund’s return on the investment will be negative. Even if the Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return.  The Fund expects to employ strategies that are not designed to benefit from general market appreciation or improved economic conditions in the global economy.  Accordingly, the Fund can be expected to underperform the markets under certain market conditions, such as periods when there is rapid appreciation in the markets.

Non-Diversification Risk – As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting an issuer in its portfolio.

Portfolio Turnover Risk – The frequency of the Fund’s transactions will vary from year to year.  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in additional distributions of taxable capital gains, including short-term capital gains taxable to shareholders at ordinary income rates.  Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance. The Fund normally expects to engage in active and frequent trading and expects to have a high rate of portfolio turnover (e.g., greater than 100% annually).

Purchasing Put Options Risk – When the Fund purchases put options, it risks the loss of the cash paid for the options if the options expire unexercised.

Selling (Writing) Covered Call Options Risk – When the Fund sells (writes) covered call options, it forgoes the opportunity to benefit from an increase in the value of the underlying stock above the exercise price, but it continues to bear the risk of a decline in the value of the underlying stock.

Short Selling Risk – If the price of a security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss.  The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited.  The Fund is required to deposit collateral in connection with such short sales and has to pay a fee to borrow particular securities and will often be obligated to pay to the lender of the security amounts equal to any dividends and accrued interest on the borrowed securities during the period of the short sale.

Small and Medium Capitalization Risk – The Fund’s investments in smaller and medium-sized companies carry more risks than investments in larger companies.  Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.

Market Risk – Investment markets can be volatile. In other words, the prices of investments can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if markets perform poorly.

Tax Consequence Risk – The Fund will earn premiums from writing call options.  Profits from writing call options are generally treated as short-term capital gains for federal and state income tax purposes, taxable to shareholders as ordinary income when distributed to them.

Other Risks – Certain portfolio management techniques may be considered senior securities unless steps are taken to segregate the Fund’s assets or otherwise cover its obligations. To avoid having these instruments considered senior securities, the Fund intends to segregate liquid assets with a value equal (on a daily mark-to-market basis) to its obligations under these types of transactions, enter into offsetting transactions or otherwise cover such transactions. To the extent the Fund’s assets are segregated or committed as cover, it could limit the Fund’s investment flexibility. Segregating assets and covering positions will not limit or offset losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting an issuer in its portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing how the Fund has performed and how its performance has varied from year to year. Once available, information on the Fund’s investment results can also be obtained by visiting the Fund's website at [                ].  Past performance of the Fund is no guarantee of how it will perform in the future. Please also refer to the supplement in Appendix A, which provides performance information for a fund sub-advised by Westchester Capital Management, LLC with investment strategies substantially similar to those of the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing how the Fund has performed and how its performance has varied from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is no guarantee of how it will perform in the future.
WCM Alternatives: Event-Driven Fund - Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.24%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	1.02%
Total Other Expenses	rr_OtherExpensesOverAssets	1.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[3]
Total Annual Fund Operating Expenses After Fee Wavier	rr_NetExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 201
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	731
WCM Alternatives: Event-Driven Fund - Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.24%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	1.02%
Total Other Expenses	rr_OtherExpensesOverAssets	1.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[3]
Total Annual Fund Operating Expenses After Fee Wavier	rr_NetExpensesOverAssets	2.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	226
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 806

[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Adviser has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.74% for Institutional Class shares and 1.99% for Investor Class shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, borrowing expenses, including on securities sold short, dividend expenses on securities sold short, trading or investment expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. This expense limitation is expected to apply until one year after the effective date of the registration statement, except that it may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed.